Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 50,910	$ 56,045
Marketable securities	73,913	98,104
Prepaid expenses and other current assets	4,317	3,197
Total current assets	129,140	157,346
Property and equipment, net	4,866	5,651
Operating lease right-of-use asset	24,307	25,870
Restricted cash	1,595	1,595
Other assets	2	385
Total assets	159,910	190,847
Current liabilities:
Accounts payable	256	1,550
Accrued expenses and other current liabilities	10,214	13,089
Operating lease liability	5,790	5,384
Total current liabilities	16,260	20,023
Operating lease liability, non-current	24,662	26,909
Convertible note payable, non-current	25,585	25,015
Total liabilities	66,507	71,947
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value per share; 5,000,000 shares authorized at December 31, 2022 and December 31, 2021; no shares issued and outstanding at December 31, 2022 and December 31, 2021	0	0
Common stock, $0.0001 par value; 150,000,000 authorized at December 31, 2022 and December 31, 2021; 60,578,956 and 46,958,776 shares issued and outstanding at December 31, 2022 and December 31, 2021, respectively	6	5
Additional paid-in capital	298,741	259,859
Accumulated other comprehensive loss	(1,015)	(221)
Accumulated deficit	(204,329)	(140,743)
Total stockholders' equity	93,403	118,900
Total liabilities and stockholders' equity	$ 159,910	$ 190,847